GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Schedule of changes in goodwill

Goodwill changed during the years presented as follows (in thousands):

	Goodwill	Accumulated
	before	impairment
	impairment	charge	Goodwill – net
December 31, 2020	$1,955,837	$(525,000)	$1,430,837
Effects of fluctuations in foreign currency exchange rates	(3,374)	—	(3,374)
Goodwill related to acquisition	75,782	—	75,782
December 31, 2021	$2,028,245	$(525,000)	$1,503,245
Effects of fluctuations in foreign currency exchange rates	(3,667)	—	(3,667)
December 31, 2022	$2,024,578	$(525,000)	$1,499,578